Significant Accounting Policies and Basis of Preparation (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Significant Accounting Policies and Basis of Preparation [Abstract]
Potentially dilutive options and warrants excluded from diluted loss per share	14,387,413	10,648,362